Contingencies (Details Narrative) - USD ($)	1 Months Ended
	May 28, 2018	Sep. 30, 2023	Sep. 30, 2022
Statement [Line Items]
Dispute regarding funding and fulfilment	$ 655
On July 22, 2022
Statement [Line Items]
Contingencies		$ 299	$ 302